Statement of Changes in Net Assets Available for Benefits - EBP 011	12 Months Ended
Dec. 31, 2025 USD ($)
Additions:
Net appreciation, interest and dividends from beneficial interest in BD Defined Contribution Plan Master Trust	$ 845,542,331
Interest income on notes receivable from participants	5,723,918
Participants’ contributions	249,568,982
Rollover contributions	66,462,353
Company contributions	206,876,547
Total Additions	1,374,174,131
Deductions:
Benefits paid directly to participants and beneficiaries	714,817,349
Administrative expenses	1,122,933
Total Deductions	715,940,282
Net increase in net assets available for benefits	658,233,849
Net assets available for benefits at beginning of year	5,835,104,889
Net assets available for benefits at end of year	$ 6,493,338,738